Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (6,604,789)	$ (2,729,788)
Amortization and depreciation	670,648	582,706
Share-based compensation	711,918	683,330
Issuance of shares for share-based compensation	176,264
Loss on investments in marketable securities, net	9,266	82,710
Gain on non-marketable investment, net		(5,588,078)
Gain on disposal of fixed assets	(11,720)
Impairment loss on long-lived assets and inventories	767,505
Operating lease cost	190,040	183,179
Interest income	(57,468)	(151,839)
Interest expense	58,288	1,000
Accretion of finance lease liabilities		1,105
Reversal of deferred cash bonus	(1,646,228)
Changes in operating assets and liabilities:
Accounts receivable	108,030	6,908
Inventories	10,598	6,071
Other receivables and prepayments	27,663	(403,614)
Long-term deposits	29,106	21,872
Due from brokers	(93,140)	50
Amounts due from related parties	48,403	(97,703)
Amounts due to related parties	191	(12,343)
Accounts payable and accrued expenses	(405,603)	690,988
Operating lease liabilities	(182,060)	(189,844)
Net cash used in operating activities	(6,193,088)	(6,913,290)
Cash flows from investing activities
Loan to related parties	(92,459)	(103,789)
Loan repayment from a related party	545,615	2,965,803
Purchases of property and equipment	(2,975)	(150,554)
Proceeds from sale of marketable securities	93,215
Proceeds from disposal of fixed assets	15,385
Net cash provided by investing activities	558,781	2,711,460
Cash flows from financing activities
Loan from banks		3,000,000
Repayment of bank loan	(3,000,000)
Exercise of options and warrants	16,506	157,963
Payment of finance lease obligations		(26,922)
Proceeds from issuance of subsidiaries’ shares		5,360
Loan from a related party	2,500,000
Proceeds from issuance of Class A Ordinary Shares, net	1,575,562
Net cash provided by financing activities	1,092,068	3,136,401
Net decrease in cash and restricted cash	(4,542,239)	(1,065,429)
Cash and restricted cash- Beginning of period	5,012,880	8,261,487
Cash and restricted cash - End of period	470,641	7,196,058
Supplemental disclosures of cash flow information
Interest paid	94,108
Income taxes paid
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities	338,525
Convertible notes converted to Class A Ordinary Shares	6,000,000
Settlement of deferred cash bonus by issuance of share options	3,078,196
Reconciliation of cash and restricted cash
Cash	340,306	4,065,788
Restricted cash	130,335	3,130,270
Total cash and restricted cash shown on the condensed consolidated statements of cash flows	$ 470,641	$ 7,196,058